UNAUDITED INTERIM CONDENSED COMBINED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 2,084	$ 393
Investments	27,050	4,943
Accrued investment income	247	21
Reinsurance recoverables	28	0
Premiums due and other receivables	424	0
Reinsurance funds withheld	4,861	4,650
Derivative assets	24	146
Deferred tax asset	469	20
Property and equipment	180	2
Prepaid pension	138	0
Equity accounted investments	1,784	344
Deferred acquisition costs	1,111	776
Reinsurance assets	576	169
Investment properties	545	0
Other assets	263	29
Goodwill	176	0
Separate account assets	1,059	0
Total assets	41,019	11,493
Liabilities
Future policy benefits	14,410	8,497
Policyholders' account balances	13,942	0
Policy and contract claims	1,734	0
Unearned premium reserve	1,089	0
Due to related parties	331	467
Reinsurance payable	76	75
Derivative liabilities	29	1
Other policyholder funds	321	0
Notes payable	159	0
Corporate borrowings	1,795	693
Subsidiary borrowings	1,495	0
Deferred revenue	79	82
Liabilities issued to reinsurance entities	216	167
Funds withheld liabilities	10	12
Preferred shares	2,459	0
Other liabilities	507	64
Separate account liabilities	1,059	0
Total liabilities	39,711	10,058
Equity
Non-controlling interests	8	0
Total equity	1,308	1,435
Total liabilities and equity	41,019	11,493
Class A exchangeable and Class B shareholders
Equity
Equity	539	539
Class C
Equity
Equity	$ 761	$ 896